Leases - Income Statement Impact (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	£ 12,789	£ 13,026	£ 11,861
(Reversal of impairment)/Impairment of right-of-use assets	(130)	130	(131)
Interest	1,864	2,147	1,675
Expense related to short-term leases	1,999	2,142
Loss on derecognition of right-of-use assets sub-leased	0	81	0
Net gain on disposal of right-of-use asset	(70)	139	£ 1
Fair value movement of financial assets	(19)	(18)
Total	16,573	17,369
Leasehold buildings
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	12,640	12,957
(Reversal of impairment)/Impairment of right-of-use assets	(130)	130
Interest	1,856	2,147
Expense related to short-term leases	1,999	2,081
Loss on derecognition of right-of-use assets sub-leased		81
Net gain on disposal of right-of-use asset	(70)	139
Fair value movement of financial assets	(19)	(18)
Total	16,416	17,239
Other IT equipment
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	149	50
(Reversal of impairment)/Impairment of right-of-use assets	0	0
Interest	8	0
Expense related to short-term leases	0	0
Loss on derecognition of right-of-use assets sub-leased		0
Net gain on disposal of right-of-use asset	0	0
Fair value movement of financial assets	0	0
Total	157	50
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Depreciation of right-of-use assets	0	19
(Reversal of impairment)/Impairment of right-of-use assets	0	0
Interest	0	0
Expense related to short-term leases	0	61
Loss on derecognition of right-of-use assets sub-leased		0
Net gain on disposal of right-of-use asset	0	0
Fair value movement of financial assets	0	0
Total	£ 0	£ 80